Stockholders' Equity (Details)	Mar. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2018 shares	Jan. 31, 2018 shares
Common Stock
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par vale | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, vote per share | Vote	1	1
Common stock, shares issued	29,640,000	29,640,000	29,640,000	29,640,000	29,640,000
Common stock, shares outstanding	29,640,000	29,640,000
Shares subject to redemption	22,509,588	22,552,141	22,831,030	22,831,030	22,831,030
Preferred Stock
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0